Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,817	¥ 6,662
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	7,816	6,660
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1	¥ 2